Contingencies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Contingencies
18	Contingencies
The Group is party to civil and labor lawsuits involving loss risks. Provisions for losses resulting from lawsuits are estimated and updated by the Group, based on analysis from the Group’s legal advisors.
The breakdown of existing contingencies classified as probable by the Group, based on the evaluation of its legal advisors, which are recognized as a liability, is as follows:

	December 31, 2021	December 31, 2020
Civil	17	21
Labor	16	49
Tax	53	—

	86	70

The breakdown of existing contingencies classified as possible by the Group, based on the evaluation of its legal advisors, for which no provision was recognized, is as follows:

	December 31, 2021	December 31, 2020
Civil	123	45
Labor	189	157
Tax	10	33

	322	235